Cash And Cash Equivalents	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Cash And Cash Equivalents	12. CASH AND CASH EQUIVALENTS

In thousands of euro	2020	2019
Bank balances	67,080	96,644

Total	67,080	96,644

Arrival Group [member]
Statements [Line Items]
Cash And Cash Equivalents	4. CAS H AND CASH EQUIVALENTS

In thousands of euro	2020
Bank balances	28

Total	28